Notes receivable (Tables)	12 Months Ended
Dec. 31, 2020
Notes receivable
Summary of notes receivables

	December 31,	December 31,
	2020	2019
Notes receivable Curaleaf NJ, Inc. (Note 4)	$—	$56,437
Notes receivable Remedy Compassion Center, Inc. (Note 4)	—	729
Notes receivable RJB Enterprises, LLC.	1,645	—
Notes receivable Curaleaf Maryland, Inc.	3,000	—
Total notes receivable	$4,645	$57,166

Current portion of notes receivable	2,645	—
Long term notes receivable	2,000	57,166
Total notes receivable	$4,645	$57,166